Income Taxes - Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory rate	29.20%	29.20%	29.20%
Effect of tax rates different than the Luxembourg statutory tax rate	(13.20%)	(22.50%)	(27.60%)
Change in valuation allowance	(85.10%)	10.60%	10.20%
Changes in unrecognized tax benefits	(75.90%)	1.90%	10.10%
Equity based compensation shortfall	(7.00%)	1.40%	0.00%
Adjustments related to prior years	5.10%	(2.00%)	(2.40%)
Effective tax rate	(146.90%)	18.60%	19.50%